Long-term financial investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Financial Investments [Abstract]
Schedule of Equity - Accounted Investments
In addition to the above equity-accounted investments, the Corporation has also acquired ownership interest in various other investments, which are recognized at fair value (note 31).

Net carrying value	December 31, 2024	Contributions (Proceeds)	Change in Fair Value	December 31, 2025
Long-term investment - Forsee Power	$2,270	$—	$(559)	$1,711
Long-term investment - Wisdom Motor	1,900	—	(1,900)	—
Long-term investment - Quantron AG	—	—	—	—
Long-term investment - HyCap Fund	23,987	6,130	1,960	32,077
Long-term investment - Clean H2 Fund	9,043	2,460	2,465	13,968
Long-term investment - Templewater Fund	315	158	(223)	250
	$37,515	$8,748	$1,743	$48,006

Net carrying value	December 31, 2023	Contributions (Proceeds)	Change in Fair Value	December 31, 2024
Long-term investment - Forsee Power	$14,969	$—	$(12,699)	$2,270
Long-term investment - Wisdom Motor	4,100	—	(2,200)	1,900
Long-term investment - Quantron AG	4,400	1	(4,401)	—
Long-term investment - HyCap Fund	12,801	6,102	5,084	23,987
Long-term investment - Clean H2 Fund	4,075	5,328	(360)	9,043
Long-term investment - Templewater Fund	—	527	(212)	315
	$40,345	$11,958	$(14,788)	$37,515